Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,661,699
Proposed Maximum Offering Price per Unit	4.05
Maximum Aggregate Offering Price	$ 10,779,880.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,488.71
Offering Note

(1) Represents additional shares of Common Stock to be registered and available for grant under the Registrant’s 2018 Equity Incentive Plan (the “EIP”) resulting from the annual automatic increase in shares available for issuance under the EIP pursuant to the provision of the EIP providing for an annual automatic increase in the number of shares reserved for issuance under the EIP.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on The Nasdaq Stock Market LLC (“Nasdaq”) on March 20, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	532,339
Proposed Maximum Offering Price per Unit	3.44
Maximum Aggregate Offering Price	$ 1,831,246.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 252.9
Offering Note

(1) Represents additional shares of Common Stock to be registered and available for grant under the Registrant’s 2017 Employee Stock Purchase Plan (the “ESPP”) resulting from the annual automatic increase in shares available for issuance under the ESPP pursuant to the provision of the ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the ESPP.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on Nasdaq on March 20, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.